Note 23 - Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Earnings per share [text block]
	2021	2020
Earnings - continuing operations	$446,949	$16,140
Dilutive impact related to the RSU plan	(1,022)
Dilutive impact related to PSU plan	(4,291)	—
Diluted earnings - continuing operations for diluted earnings per share	$441,636	$16,140

Basic weighted average common shares	296,630	294,718
Dilutive impact of stock options	633	1,500
Dilutive impact related to the RSU plan	1,024	—
Diluted weighted average common shares	298,287	296,218

Earnings per share - continuing operations:
Basic	$1.51	$0.05
Diluted	$1.48	$0.05
	2021	2020
Net (loss) earnings from discontinued operations	$(828,717)	$392,398
Basic and diluted weighted average common shares	296,630	294,718

(Loss) earnings per share from discontinued operations - basic and diluted	$(2.79)	$1.33
	2021	2020
Net (loss) earnings	$(381,768)	$408,538
Dilutive impact related to the RSU plan	—	398
Dilutive impact related to PSU plan	—	—
Diluted (loss) earnings	$(381,768)	$408,936
Basic weighted average common shares	296,630	294,718
Dilutive impact of stock options	—	1,500
Dilutive impact related to the RSU plan	—	1,193
Diluted weighted average common shares	296,630	297,411

(Loss) earnings per share: Basic	$(1.29)	$1.39
Diluted	$(1.29)	$1.37

Disclosure of antidilutive securities [text block]
	2021	2020
Excluded from earnings per share from continuing operations	—	1,193
Excluded from (loss) earnings per share	1,657	—
	1,657	1,193

Disclosure of share-based payment arrangements [text block]
	2021		2020
	Expense	Liability	Expense	Liability
Stock options	$1,676	$—	$2,078	$—
Performance share units	(1,654)	7,054	16,883	22,316
Deferred share units	(874)	2,936	1,632	3,780
Restricted share units	2,215	1,454	1,380	2,088
	$1,363	$11,444	$21,973	$28,184

Disclosure of number and weighted average exercise prices of share options [text block]
	2021			2020
		Weighted Average			Weighted Average
	Number of Options	Exercise Price		Number of Options	Exercise Price
Balance, January 1	3,335,399	C$	7.97	4,372,480	C$	7.31
Granted	883,981		12.22	750,642		12.41
Forfeited	(239,849)		(10.75)	(297,258)		(7.24)
Exercised	(756,056)		(6.68)	(1,490,465)		(7.03)
Outstanding, end of year	3,223,475	C$	9.23	3,335,399	C$	7.97
Options exercisable, end of year	1,615,829	C$	7.37	1,377,696	C$	6.50

Disclosure of range of exercise prices of outstanding share options [text block]
	Share options outstanding				Share options exercisable
Range	Number of options outstanding	Weighted Average remaining contractual life (years)	Weighted average exercise price		Number of options outstanding	Weighted Average remaining contractual life (years)	Weighted average exercise price
C$5.04 - C$6.05	449,384	0.87	C$	5.74	449,384	0.87	C$	5.74
C$6.06 - C$6.73	729,782	5.16		6.71	374,073	5.15		6.71
C$6.74 - C$7.56	554,716	3.56		6.94	554,716	3.56		6.94
C$7.57 - C$11.85	26,924	5.62		11.85	17,947	5.62		11.85
C$11.86 - C$12.51	803,524	7.18		12	—	—		—
C$12.52 - C$17.98	659,145	6.36		12.56	219,709	6.36		12.56
Total	3,223,475	5.04	C$	9.23	1,615,829	3.59	C$	7.37

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	2021			2020
Expected stock price volatility	50.06%	-	56.35%	47.31%	-	54.48%
Risk-free interest rate	0.29%	-	0.90%	0.26%	-	0.41%
Expected life (in years)	2.0	-	5.0	2.0	-	5.0
Expected dividend yield		1.61%		1.06%	-	1.23%
Exercise price		$12.22		$12.52	-	$17.98

Restricted share units [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
Number of units	2021	2020
Balance, January 1	951,471	1,244,943
Granted	444,075	351,194
Redeemed	(455,870)	(644,666)
Balance, December 31	939,676	951,471

Deferred share units [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
Number of units	2021	2020
Balance, January 1	319,746	276,844
Granted	63,102	42,902
Exercised	—	—
Balance, December 31	382,848	319,746

Performance share units [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
Number of units	2021	2020
Balance, January 1	1,862,267	1,918,784
Granted	545,898	695,048
Exercised	(748,593)	(538,752)
Forfeited	(282,164)	(212,813)
Balance, December 31	1,377,408	1,862,267